NON-CONTROLLING INTERESTS - Preferred equity (Details) - USD ($) shares in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2021
Disclosure of preference shares [Line Items]
Dividends declared for the year ended		$ (1,769,000,000)	$ (1,415,000,000)	$ (1,607,000,000)
Distributions paid		26,000,000	25,000,000	26,000,000
Percent of public float allowed to be repurchased for Class A Preference Units	10.00%
Interest expense		981,000,000	976,000,000	1,001,000,000
Dividends paid		9,000,000	0	0
Perpetual subordinated notes
Disclosure of preference shares [Line Items]
Dividends declared for the year ended		(12,000,000)
Carrying value of non-controlling interests		592,000,000	0
4.625% Perpetual Subordinated - Notes
Disclosure of preference shares [Line Items]
Maximum capacity					$ 350,000,000
Borrowings, interest rate					4.625%
4.875% Perpetual Subordinated - Notes
Disclosure of preference shares [Line Items]
Maximum capacity		$ 260,000,000
Borrowings, interest rate		4.875%
Perpetual subordinated notes
Disclosure of preference shares [Line Items]
Interest expense		$ 12,000,000	0	$ 0
Preferred equity
Disclosure of preference shares [Line Items]
Shares outstanding (in shares)		31,030
Dividends declared for the year ended		$ 26,000,000	25,000,000
Carrying value of non-controlling interests		$ 613,000,000	609,000,000
Series 1 (C$136)
Disclosure of preference shares [Line Items]
Shares outstanding (in shares)		6,850
Cumulative dividend rate (%)		3.10%
Dividends declared for the year ended		$ 4,000,000	3,000,000
Carrying value of non-controlling interests		$ 135,000,000	134,000,000
Series 2 (C$113)
Disclosure of preference shares [Line Items]
Shares outstanding (in shares)		3,110
Cumulative dividend rate (%)		2.80%
Dividends declared for the year ended		$ 2,000,000	3,000,000
Carrying value of non-controlling interests		$ 62,000,000	62,000,000
Series 3 (C$249)
Disclosure of preference shares [Line Items]
Shares outstanding (in shares)		9,960
Cumulative dividend rate (%)		4.40%
Dividends declared for the year ended		$ 9,000,000	8,000,000
Carrying value of non-controlling interests		$ 197,000,000	195,000,000
Series 5 (C$103)
Disclosure of preference shares [Line Items]
Shares outstanding (in shares)		4,110
Cumulative dividend rate (%)		5.00%
Dividends declared for the year ended		$ 4,000,000	4,000,000
Carrying value of non-controlling interests		$ 81,000,000	81,000,000
Series 6 (C$175)
Disclosure of preference shares [Line Items]
Shares outstanding (in shares)		7,000
Cumulative dividend rate (%)		5.00%
Dividends declared for the year ended		$ 7,000,000	7,000,000
Carrying value of non-controlling interests		$ 138,000,000	$ 137,000,000